GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Profit loss	$ 379,449	$ 404,344	$ 813,524	$ 702,790	$ 1,666,079	$ 2,524,680
Accumulated deficit	5,746,112		5,746,112		$ 4,945,586	$ 3,258,687
Working capital	$ 26,892		$ 26,892